RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20   RELATED PARTY TRANSACTIONS

In addition to the related party information disclosed elsewhere in the condensed consolidated financial statements, the Company did not enter into material related party transactions in the nine-month period ended September 30, 2019.

In the nine-month periods ended September 30, 2018 and 2019, the related parties of the Company are as follows:

Name of party	Relationship

STT GDC	Principal ordinary shareholder of the Company
CyrusOne Inc.	President and chief executive officer of CyrusOne Inc. is a member of board of director of the Company
STT Singapore DC Pte. Ltd.	Subsidiary of STT GDC
STT DEFU 2 Pte. Ltd.	Subsidiary of STT GDC

Major transactions with related parties

	Nine-month periods ended September 30,
	2018	2019

Commission fee from related parties:
- STT Singapore DC Pte. Ltd.	—	413
- STT DEFU 2 Pte. Ltd.	—	123
- CyrusOne Inc.	54	993
	54	1,529

Major balances with related parties

	As of	As of
	December 31,	September 30,
	2018	2019

Amount due from a related party (i):
- CyrusOne Inc.	140	1,132

Amount due to related parties (ii):
- STT DEFU 2 Pte. Ltd.	—	6,351
- STT Singapore DC Pte. Ltd.	—	5,633
	—	11,984

Note:

(i)    Amount due from a related party represents the commission receivable from CyrusOne Inc., which is recorded in accounts receivable.

(ii)    Amount due to related parties represents the service fee received on behalf of the related parties for one of their customers located in China, which is recorded in accrued expenses and other payables.